Concentration	6 Months Ended
Jun. 30, 2024
Concentration [Abstract]
CONCENTRATION

17. CONCENTRATION

The following table sets forth information as to each customer that accounted for 10% or more of total accounts receivable as of December 31, 2023 and June 30,2024.

	As of December 31, 2023		As of June 30, 2024
Customer	Amount	% of Total	Amount	% of Total	Amount
	RMB	%	RMB	%	US$
A	7,025,390	17.0%	5,100,276	10.8%	715,647
B	*	*	8,077,588	17.2%	1,133,410

*	Represented the percentage below 10%

The following table sets forth information as to each customer that accounted for 10% or more of total revenue for the six months ended June 30, 2023 and 2024.

	For the six months ended June 30,		For the six months ended June 30,
	2023		2024
Customer	Amount	% of Total	Amount	% of Total	Amount
	RMB		RMB		US$
C	*	*	27,351,614	10.11%	3,837,853
B	18,481,371	10.9%	*	*	*
A	18,347,072	10.8%	*	*	*

*	Represented the percentage below 10%

The following table sets forth information as to each supplier that accounted for 10% or more of total accounts payable as of December 31, 2023 and June 30,2024.

	As of		As of
	December 31, 2023		June 30, 2024
Supplier	Amount	% of Total	Amount	% of Total	Amount
	RMB		RMB	%	US$
Cargo Link Logistics HK Company Limited	6,248,193	13.5%	17,024,215	28.9%	2,388,760
A	9,302,019	20.0%	*	*	*
B	6,801,207	14.6%	8,063,592	13.7%	1,131,446

*	Represented the percentage below 10%

The following table sets forth information as to each supplier that accounted for 10% or more of total purchase for the six months ended June 30, 2023 and 2024.

	For the six months ended June 30,
	2023		2024
Supplier	Amount	% of Total	Amount	% of Total	Amount
	RMB		RMB		US$
Cargo Link Logistics HK Company Limited	34,006,130	19.9%	31,986,207	11.7%	4,488,158
A	*	*	57,953,487	21.2%	8,131,768
C	27,936,781	16.3%	*	*	*

*	Represented the percentage below 10%